Shareholder Fees {- Fidelity® Growth Company Fund}	Jan. 29, 2021 USD ($)
11.30 Fidelity Growth Company Fund - Retail PRO-06 | Fidelity® Growth Company Fund
Shareholder Fees:
(fees paid directly from your investment)	none